Net Periodic Pension Cost for Defined Benefit Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Employee Benefits Disclosure [Line Items]
Service cost	¥ 9,879	¥ 9,491	¥ 9,244
Interest cost on projected benefit obligation	3,789	3,831	3,894
Expected return on plan assets	(1,617)	(1,569)	(1,714)
Amortization of prior service cost	(1,898)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,667	1,644	1,497
Amortization of transition obligation	123	125	125
Net periodic pension cost	¥ 11,943	¥ 11,615	¥ 11,139